UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:
          100 Front Street
          Suite 920
          West Conshohocken, PA 19428


13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake              West Conshohocken, PA            November 13, 2006
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total: $320,271

                                         (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2006

COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP      (x$1,000)  PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE      SHARED   NONE
--------------                --------      -----      ---------  -------  --- ----  ----------      ----   ----      ------   ----
AETNA INC NEW                 COM           00817Y108    7,896    199,636  SH        SHARED-DEFINED  1                199,636
AETNA INC NEW                 COM           00817Y108    2,728     68,983  SH        SOLE            NONE    68,983
AMERICAN INTL GROUP INC       COM           026874107    3,718     56,119  SH        SHARED-DEFINED  1                 56,119
AMERICAN INTL GROUP INC       COM           026874107    1,284     19,380  SH        SOLE            NONE    19,380
APACHE CORP                   COM           037411105    9,306    147,246  SH        SHARED-DEFINED  1                147,246
APACHE CORP                   COM           037411105    3,208     50,759  SH        SOLE            NONE    50,759
BANK OF AMERICA CORPORATION   COM           060505104    2,481     46,319  SH        SHARED-DEFINED  1                 46,319
BANK OF AMERICA CORPORATION   COM           060505104      857     16,000  SH        SOLE            NONE    16,000
CITIGROUP INC                 COM           172967101    9,765    196,588  SH        SHARED-DEFINED  1                196,588
CITIGROUP INC                 COM           172967101    3,373     67,913  SH        SOLE            NONE    67,913
CLEVELAND CLIFFS INC          COM           185896107    7,491    196,559  SH        SHARED-DEFINED  1                196,559
CLEVELAND CLIFFS INC          COM           185896107    2,581     67,732  SH        SOLE            NONE    67,732
CONOCOPHILLIPS                COM           20825C104   12,765    214,436  SH        SHARED-DEFINED  1                214,436
CONOCOPHILLIPS                COM           20825C104    4,410     74,080  SH        SOLE            NONE    74,080
DOW CHEM CO                   COM           260543103    2,433     62,417  SH        SHARED-DEFINED  1                 62,417
DOW CHEM CO                   COM           260543103      834     21,380  SH        SOLE            NONE    21,380
EASTMAN CHEM CO               COM           277432100    2,356     43,618  SH        SHARED-DEFINED  1                 43,618
EASTMAN CHEM CO               COM           277432100      813     15,047  SH        SOLE            NONE    15,047
ENDOLOGIX INC                 COM           29266S106    2,355    587,214  SH        SHARED-DEFINED  1                587,214
ENDOLOGIX INC                 COM           29266S106      882    219,951  SH        SOLE            NONE   219,951
GOTTSCHALKS INC               COM           383485109    4,200    467,237  SH        SHARED-DEFINED  1                467,237
GOTTSCHALKS INC               COM           383485109    1,582    176,063  SH        SOLE            NONE   176,063
HESS CORP                     COM           42809H107    6,523    157,483  SH        SHARED-DEFINED  1                157,483
HESS CORP                     COM           42809H107    2,247     54,260  SH        SOLE            NONE    54,260
HOME DEPOT INC                CL A          437076102    8,821    243,208  SH        SHARED-DEFINED  1                243,208
HOME DEPOT INC                CL A          437076102    3,044     83,923  SH        SOLE            NONE    83,923
ISHARES TR                    RUSSELL 2000  464287655   23,040    320,000      PUT   SHARED-DEFINED  1                320,000
ISHARES TR                    RUSSELL 2000  464287655    7,920    110,000      PUT   SOLE            NONE   110,000
JLG INDS INC CMN              COM           466210101    4,970    250,904  SH        SHARED-DEFINED  1                250,904
JLG INDS INC CMN              COM           466210101    1,715     86,596  SH        SOLE            NONE    86,596
JARDEN CORP CMN               COM           471109108    3,947    119,723  SH        SHARED-DEFINED  1                119,723
JARDEN CORP CMN               COM           471109108    1,390     42,158  SH        SOLE            NONE    42,158
MOTOROLA INC CMN              COM           620076109   17,926    717,042  SH        SHARED-DEFINED  1                717,042
MOTOROLA INC CMN              COM           620076109   12,174    486,951  SH        SOLE            NONE   486,951
MUELLER INDUSTRIES INC        COM           624756102    2,202     62,622  SH        SHARED-DEFINED  1                 62,622
MUELLER INDUSTRIES INC        COM           624756102      761     21,637  SH        SOLE            NONE    21,637
PFIZER INC                    COM           717081103   14,580    514,104  SH        SHARED-DEFINED  1                514,104
PFIZER INC                    COM           717081103    5,037    177,602  SH        SOLE            NONE   177,602
ST PAUL TRAVELERS INC         COM           792860108   10,322    220,123  SH        SHARED-DEFINED  1                220,123
ST PAUL TRAVELERS INC         COM           792860108    3,556     75,836  SH        SOLE            NONE    75,836
TEREX CORP NEW                COM           880779103   18,223    402,986  SH        SHARED-DEFINED  1                402,986
TEREX CORP NEW                COM           880779103    6,283    138,959  SH        SOLE            NONE   138,959
TWEEN BRANDS INC              COM           901166108    7,493    199,283  SH        SHARED-DEFINED  1                199,283
TWEEN BRANDS INC              COM           901166108    2,589     68,874  SH        SOLE            NONE    68,874
UAL CORP                      COM NEW       902549807   17,065    642,274  SH        SHARED-DEFINED  1                642,274
UAL CORP                      COM NEW       902549807    5,883    221,406  SH        SOLE            NONE   221,406
US AIRWAYS GROUP INC          SHS           90341W108    3,398     76,646  SH        SHARED-DEFINED  1                 76,646
US AIRWAYS GROUP INC          SHS           90341W108    1,178     26,579  SH        SOLE            NONE    26,579
WELLPOINT INC                 COM           94973V107    7,577     98,339  SH        SHARED-DEFINED  1                 98,339
WELLPOINT INC                 COM           94973V107    2,617     33,971  SH        SOLE            NONE    33,971
WESTERN DIGITAL CORP          COM           958102105    3,627    200,363  SH        SHARED-DEFINED  1                200,363
WESTERN DIGITAL CORP          COM           958102105    1,250     69,037  SH        SOLE            NONE    69,037
YRC WORLDWIDE INC             COM           984249102    5,436    146,758  SH        SHARED-DEFINED  1                146,758
YRC WORLDWIDE INC             COM           984249102    1,878     50,698  SH        SOLE            NONE    50,698
NABORS INDUSTRIES LTD         COM           G6359F103    9,534    320,471  SH        SHARED-DEFINED  1                320,471
NABORS INDUSTRIES LTD         COM           G6359F103    3,286    110,481  SH        SOLE            NONE   110,481
SEAGATE TECHNOLOGY            SHS           G7945J104    3,717    160,961  SH        SHARED-DEFINED  1                160,961
SEAGATE TECHNOLOGY            SHS           G7945J104    1,279     55,401  SH        SOLE            NONE    55,401
COMPUGEN LTD                  ORD           M25722105      346    120,863  SH        SHARED-DEFINED  1                120,863
COMPUGEN LTD                  ORD           M25722105      119     41,647  SH        SOLE            NONE    41,647
                                                                  320,271

SK 23245 0003 719781